Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting.

Investments held by a defined contribution plan are required to be reported at fair value, except for a fully benefit-responsive investment contract. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investments are reported at fair value (except for the fully benefit-responsive guaranteed annuity contract, which is reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when they are incurred. Interest income is recorded on the accrual basis. If a participant ceases to make repayments and the plan administrator deems the participant note receivable to be in default, the note receivable balance is reduced and a benefit payment is recorded. No allowance for credit losses has been recorded at December 31, 2025 and 2024.

Contributions

Contributions from Plan participants and the matching contributions from the Bank are recorded in the year in which the employee contributions are withheld from compensation.

Expenses

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Bank. Expenses paid by the Bank are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Fees incurred for investment related expenses are included in net appreciation in fair value of investments.

Payment of Benefits

Benefits are recorded when paid.